CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($) $ in Thousands	Common Stock Class A Common Stock	Common Stock Class V Common Stock	Additional Paid in Capital		Accumulated Deficit Cumulative adjustment due to adoption of new credit loss standard	Accumulated Deficit	Class A Common Stock	Class V Common Stock	Cumulative adjustment due to adoption of new credit loss standard	Total
Increase (Decrease) in Stockholders' Equity
Net loss										$ (146,400)
Ending balance at Dec. 31, 2021										1,790,617
Increase (Decrease) in Stockholders' Equity
Net loss										(10,081)
Ending balance at Dec. 31, 2021	$ 4	$ 20	$ 312,946			$ (39,418)				273,552
Ending balance (in shares) at Dec. 31, 2021	41,579,000	196,554,000					41,578,890
Increase (Decrease) in Stockholders' Equity
Beginning balance	$ 4	$ 20	312,946			(39,418)				273,552
Net loss										(50,213)
Ending balance at Mar. 31, 2022										1,752,115
Increase (Decrease) in Stockholders' Equity
Vesting of Class V common stock awards (in shares)		549,000
Equity-based compensation										11,711
Net loss						(10,577)				(10,577)
Ending balance at Mar. 31, 2022	$ 4	$ 20	312,946			(49,995)				262,975
Ending balance (in shares) at Mar. 31, 2022	41,579,000	197,103,000
Beginning balance at Dec. 31, 2021										1,790,617
Ending balance at Dec. 31, 2022										516,805
Beginning balance (in shares) at Dec. 31, 2021	41,579,000	196,554,000					41,578,890
Increase (Decrease) in Stockholders' Equity
Equity-based compensation			1,786	[1]						1,786
Net loss										(270,127)
Ending balance at Dec. 31, 2022	$ 4	$ 20	315,375			(309,545)				5,854
Ending balance (in shares) at Dec. 31, 2022	41,579,000	201,592,000					41,578,890	201,592,000
Increase (Decrease) in Stockholders' Equity
Beginning balance	$ 4	$ 20	312,946			(49,995)				262,975
Beginning balance	4	$ 20	315,375			(309,545)				5,854
Equity-based compensation										291
Net loss										(43,249)
Ending balance at Mar. 31, 2023									$ (124)	473,723
Increase (Decrease) in Stockholders' Equity
Vesting of Class V common stock awards (in shares)		275,000
Equity-based compensation			686							686
Net loss						(9,199)				(9,199)
Ending balance at Mar. 31, 2023	$ 4	$ 20	316,061		$ (26)	(318,770)			(26)	(2,685)
Ending balance (in shares) at Mar. 31, 2023	41,579,000	201,867,000					41,579,000	201,867,000
Increase (Decrease) in Stockholders' Equity
Beginning balance	$ 4	$ 20	$ 316,061		$ (26)	$ (318,770)			$ (26)	$ (2,685)

[1]	Included in the opening balance are transactions completed in connection with the Business Combinations (Note 5), including the PIPE Investment (Note 1) of $195.3 million (net of issuance costs), the equity consideration to P3 shareholders of $80.3 million, and the trust proceeds (net of redemptions) of $37.4 million.